GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Other intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets
Gross carrying amount	$ 46,248	$ 30,891
Accumulated amortization	(10,247)	(4,091)
Net carrying amount	36,001	26,800
Amortization expense	6,147	1,873	$ 1,203
Internal-used software
Finite-Lived Intangible Assets
Gross carrying amount	20,297	15,711
Accumulated amortization	(6,078)	(3,089)
Net carrying amount	14,219	12,622
Technology
Finite-Lived Intangible Assets
Gross carrying amount	23,153	13,033
Accumulated amortization	(3,145)	(311)
Net carrying amount	20,008	12,722
Other intangibles
Finite-Lived Intangible Assets
Gross carrying amount	2,798	2,147
Accumulated amortization	(1,024)	(691)
Net carrying amount	$ 1,774	$ 1,456